INSURED MUNICIPAL INCOME FUND INC.

   SEMIANNUAL REPORT



    INSURED MUNICIPAL
    INCOME FUND INC.

    Investment Goal:
    High level of current
    income exempt from
    federal income tax,
    consistent with
    preservation of capital

    Portfolio  Manager:
    Elbridge T. Gerry, III
    Mitchell Hutchins Asset Management Inc.

    Commencement:
    June 8, 1993

    NYSE Symbol:
    PIF

    Dividend Payments:
    Monthly


                                                November 15, 2000

Dear Shareholder,

We are pleased to present you with the semiannual report for the Insured Municipal Income Fund Inc. (the "Fund") for the six-month period ended September 30, 2000.

MARKET REVIEW
-------------------------------------------------------------------------------
[GRAPHIC OMITTED]

     The six-month period ended September 30, 2000 provided a respite from what had been a difficult time for fixed income investments, as investor concern was focused on the volatility of the equity markets. Growth and inflation fears began to subside somewhat as the economy headed toward a hoped-for soft landing. The Federal Reserve (the "Fed") raised the Fed Funds rate (the rate the Fed charges for overnight loans) to 6.5% in mid May, and although the Fed continued to issue warnings that inflation might not yet be tamed, it left interest rates unchanged in subsequent meetings. Additional uncertainty surrounded the direction of the economy in the face of this fall's presidential election and the continued rise in oil prices. As a result, investors turned to the relative safety of fixed income investments. The Lehman Brothers Municipal Bond Index returned 3.97% for the period, although new issues still remain flat compared to recent years.

-------------------------------------------------------------------------------

PORTFOLIO REVIEW


            AVERAGE ANNUAL RETURNS, PERIODS ENDED 9/30/00


Net Asset Value Returns     Fund(1)           Lipper Median(3)
--------------------------------------------------------------------------
6 Months                      3.66%                   4.02%
1 Year                        5.59                    5.73
5 Years                       6.45                    5.40
Since Inception 6/8/93        5.13                    5.58
--------------------------------------------------------------------------

Market Price Returns        Fund(2)           Lipper Median(3)
--------------------------------------------------------------------------
6 Months                      7.47%                   7.72%
1 Year                        6.06                    5.60
5 Years                       7.99                    6.68
Since Inception 6/8/93        3.62                    5.18
--------------------------------------------------------------------------

(1) NAV return assumes, for illustration only, that dividends were reinvested at the net asset value on the payable dates.
(2) Market price return assumes dividends were reinvested under the Dividend Reinvestment Plan.
(3) Lipper Insured Municipal Debt Funds (Leveraged) Median.

Past performance is no guarantee of future results. The Fund's share price and investment return will vary so that an investor's shares may be worth more or less than their original cost. NAV and market price returns for periods of less than one year are not annualized and do not include brokerage commissions.

-------------------------------------------------------------------------------

SEMIANNUAL REPORT

Share Price, Dividend and Yield    9/30/00
------------------------------------------------
Net Asset Value                    $14.68
Market Price                       $12.50
Current-Month Dividend             $0.064
12-Mo. Dividend                    $0.768
Market Yield*                       6.14%
NAV Yield*                          5.23%
IPO Yield*                          5.12%
------------------------------------------------

*Market yield is calculated by multiplying the current month's distribution by 12 and dividing by the month-end market price. NAV yield is calculated by multiplying the current month's distribution by 12 and dividing by the month-end net asset value. IPO yield is calculated by multiplying the current month's distribution by 12 and dividing by the initial public offering price. Prices and yields will vary.

-------------------------------------------------------------------------------

PORTFOLIO HIGHLIGHTS

-------------------------------------------------------------------------------

   The Fund's net asset value returns and market price returns fell just short of the Lipper peer-group median for the six-month period, although five-year total returns in both categories outperformed the Lipper returns. Some of the difference can be attributed to the Fund's weighted average duration (a measure of a bond portfolio's sensitivity to interest-rate changes), which fell from 6.4 years at March 31, 2000 to 5.7 years at period-end. Shorter average duration helped the Fund outperform the Lipper averages as interest rates rose repeatedly prior to this latest period, but provided a slight drag on returns once rates stabilized.

   The Fund's top state holdings -- Illinois, Texas and Pennsylvania continued to comprise about 40% of the Fund's holdings -- and top sectors remained relatively unchanged. The one exception, although minor, is the makeup of the Fund's sectors, where water has supplanted power as the number one sector. Hospital, sales tax, and general obligation bonds continued to round out the top five. During the period, the Fund purchased Colorado River Texas Municipal Water (maturity January 1, 2021) attracted to its discount structure and we believed mispriced 2003 call.

   We continued to shy away from the healthcare and resource recovery sectors during the period, and we recently avoided debt issued by the airline sector.


OUTLOOK
-------------------------------------------------------------------------------

   As we approach 2001, we believe that lack of supply will continue to drive a demand for municipal bonds, although national elections could alter this outlook somewhat. If economic growth moderates and inflationary pressures and interest rates stabilize in response to slowing growth, we will look to the long end of the yield curve and its potential for solid returns. Should signs point toward an economic slowdown, we anticipate extending the Fund's weighted average duration.

   In the near term, we believe that continued volatility of equity markets and investors' search for a combination of security and value will continue to bolster the municipal bond market.

INSURED MUNICIPAL INCOME FUND INC.

SEMIANNUAL REPORT

PORTFOLIO STATISTICS
Characteristics*                              9/30/00                   3/31/00
-------------------------------------------------------------------------------
Net Assets ($mm)                              $452.9                    $449.9
Weighted Avg Maturity                        13.50 yrs                 13.75 yrs
Weighted Avg Duration                         5.66 yrs                  6.40 yrs
Weighted Avg Coupon                            5.84%                     5.88%
AMT Paper                                       0%                        0%
Leverage                                       33%                        33%
Callable/Maturing Within Five Years            34.4%                     31.3%
Callable/Maturing Beyond Five Years            65.6%                     68.7%
-------------------------------------------------------------------------------

Top Ten States*                9/30/00                                  3/31/00
-------------------------------------------------------------------------------
Illinois                        14.7%         Illinois                    16.1%
Texas                           14.5          Texas                       12.7
Pennsylvania                    10.9          Pennsylvania                10.9
Rhode Island                     7.0          Rhode Island                 6.9
Nevada                           5.7          Nevada                       5.7
Indiana                          4.8          Indiana                      4.7
Kentucky                         4.5          Kentucky                     4.5
Alabama                          3.2          Alabama                      3.2
Louisiana                        3.2          Louisiana                    3.2
New Mexico                       3.1          New Mexico                   3.1
-------------------------------------------------------------------------------
Total                           71.6          Total                       71.0

Top Five Sectors*              9/30/00                                  3/31/00
-------------------------------------------------------------------------------
Water                           21.4%         Power                       21.3%
Power                           19.5          Water                       19.7
Hospital                        18.7          Healthcare                  18.7
Sales Tax                       11.8          Sales Tax                   11.9
General Obligations              8.4          General Obligations          8.6
-------------------------------------------------------------------------------
Total                           79.8          Total                       80.2

Credit Quality*                9/30/00                                  3/31/00
-------------------------------------------------------------------------------
SP-1/VMIG-1                      0.3%                                      0.2%
A1/P1                            1.1                                       0.0
AAA/Aaa                         98.6                                      99.8
-------------------------------------------------------------------------------
Total                          100.0                                     100.0


* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

SEMIANNUAL REPORT

   Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a QUARTERLY REVIEW on a fund in the PaineWebber Family of Funds,(4) please contact your Financial Advisor. For additional information, visit us at www.painewebber.com.

Sincerely,

/s/ BRIAN M. STORMS                     /s/ ELBRIDGE T. GERRY, III
-------------------                     --------------------------
Brian M. Storms                         Elbridge T. Gerry, III
Chief Executive Officer and President   Chief Investment Officer--Municipals and
Mitchell Hutchins Asset Management Inc. Short-Term Investment Strategies
                                        Mitchell Hutchins Asset Management Inc.
                                        Portfolio Manager, Insured Municipal
                                        Income Fund Inc.


This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended September 30, 2000, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.


(4) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

INSURED MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS                         SEPTEMBER 30, 2000 (UNAUDITED)


Principal
 Amount                                                            Moody's   S&P     Maturity          Interest
  (000)                                                            Rating   Rating    Dates              Rates         Value
---------                                                          ------   ------   -------            --------       -----
LONG-TERM MUNICIPAL BONDS--97.14%

ALABAMA--3.20%
$ 1,590   Alabama Water Pollution Control Authority--
            Revolving Fund Loan Series A (AMBAC Insured) ...........Aaa     AAA       08/15/17            6.750         $ 1,704,750
  5,400   Birmingham Special Care Facilities Finance Authority--
            Birmingham Baptist Medical Center (MBIA Insured) .......Aaa     AAA       08/15/23            5.500           5,182,596
  8,000   Jefferson County Sewer Revenue Refunding
            Water Series A (FGIC Insured) ..........................Aaa     AAA       02/01/27            5.375           7,594,800
                                                                                                                         ----------
                                                                                                                         14,482,146
                                                                                                                         ----------
CALIFORNIA--2.26%
     30   California State (FGIC Insured) ..........................Aaa     AAA       11/01/12            7.000              33,319
    970   California State (Pre-refunded with U.S. Government
            Securities to 11/01/04 @ 102) (FGIC Insured) ...........Aaa     AAA       11/01/12            7.000           1,088,165
  1,585   Contra Costa Water District (FGIC Insured) ...............Aaa     AAA       10/01/13            6.000           1,654,645
  5,000   Los Angeles County Sales Tax Commission--
            Sales Tax Revenue Series B (FGIC Insured) ..............Aaa     AAA       07/01/15            6.500           5,176,200
  2,250   Los Angeles Wastewater System (MBIA Insured) .............Aaa     AAA       06/01/20            5.700             285,708
                                                                                                                        -----------
                                                                                                                         10,238,037
                                                                                                                        -----------
DELAWARE--2.22%
 10,000   Delaware State Economic Development Authority
            Delmarva Power (MBIA Insured) ..........................Aaa     AAA       06/01/21            5.900          10,068,700
                                                                                                                        -----------
DISTRICT OF COLUMBIA--0.91%
  4,000   District of Columbia Hospital Revenue Bonds--
            Medlantic Health Care Group (MBIA Insured)............. Aaa     AAA       08/15/14            5.750           4,135,840
                                                                                                                         ----------
ILLINOIS--14.46%
  4,000   Illinois Development Finance Authority Pollution Refunding
            Commonwealth Edison Company Project
            Series D (AMBAC Insured) .............................. Aaa     AAA       03/01/15            6.750           4,327,160
  4,500   Illinois Health Facilities Authority Franciscan Sisters
            Health Care (MBIA Insured) ............................ Aaa     AAA       09/01/18            5.750           4,632,165
  3,000   Illinois Municipal Electric Agency (AMBAC Insured) ...... Aaa     AAA       02/01/21            5.750           3,072,540
  8,000   Central Lake County Joint Action Water Agency
            (FGIC Insured) .........................................Aaa     AAA       05/01/20            5.375           7,695,120
 17,220   Chicago 911 System (FGIC Insured) ....................... Aaa     AAA       01/01/23            5.625          17,918,615
 11,400   Chicago--O'Hare International Airport (MBIA Insured) .... Aaa     AAA       01/01/15        5.500 to 6.375     11,938,572
  4,600   Chicago Public Building Commission (MBIA Insured) ....... Aaa     AAA       12/01/18            5.750           4,836,578
  8,000   Regional Transportation Authority (AMBAC Insured) ....... Aaa     AAA       06/01/22            6.125           8,208,240
  2,750   Regional Transportation Authority (FGIC Insured) ........ Aaa     AAA  06/01/23 to 06/01/25 5.850 to 7.100      2,836,425
                                                                                                                         ----------
                                                                                                                         65,465,415
                                                                                                                         ----------
INDIANA--4.77%
  2,500   Indiana Health Facilities Finance Authority--
            Columbus Regional Hospital (CGIC Insured) ............. Aaa     AAA      08/15/22             5.500          2,401,550

INSURED MUNICIPAL INCOME FUND INC.


Principal
 Amount                                                            Moody's   S&P     Maturity          Interest
  (000)                                                            Rating   Rating    Dates              Rates         Value
---------                                                          ------   ------   -------            --------       -----
LONG-TERM MUNICIPAL BONDS--(CONTINUED)

INDIANA--(CONCLUDED)
$ 7,835   Indianapolis Gas & Utilities (FGIC Insured)...............Aaa     AAA       06/01/21            5.375%        $ 7,509,064
 12,000   Marion County Convention Center (AMBAC Insured).......... Aaa     AAA       06/01/21            5.500          11,667,120
                                                                                                                        -----------
                                                                                                                         21,577,734
                                                                                                                        -----------
IOWA--1.01%
  4,625   Ames Hospital Authority--Mary Greeley Medical Center
            (AMBAC Insured)........................................ Aaa     AAA       08/15/22            5.750           4,589,943
                                                                                                                        -----------
KENTUCKY--4.49%
  1,150   Kentucky Development Finance Authority Hospital
            Revenue--St. Luke Hospital Incorporated
            Series A (MBIA Insured)................................ Aaa     AAA       10/01/21            7.000           1,201,577
 17,530   Louisville & Jefferson County (AMBAC Insured)............ Aaa     AAA  05/15/24 to 05/15/25 6.500 to 6.750     19,140,172
                                                                                                                        -----------
                                                                                                                         20,341,749
                                                                                                                        -----------
LOUISIANA--3.15%
 10,500   Louisiana Public Facilities Authority--
            Alton Oschner Hospital (MBIA Insured).................. Aaa     AAA  05/15/11 to 05/15/17 5.750 to 6.000     10,603,555
  1,710   Louisiana Public Facilities Authority--
            Tulane University (FGIC Insured)                        Aaa     AAA       02/15/18            5.750           1,721,696
  1,870   Louisiana Public Facilities Authority--Tulane University
            (Pre-refunded with U.S.Government Securities to
             02/15/03 @ 102) (FGIC Insured)........................ Aaa     AAA       02/15/18            5.750           1,953,963
                                                                                                                        -----------
                                                                                                                         14,279,214
                                                                                                                        -----------
MAINE--2.04%
  3,105   Maine Health & Higher Educational Facilities
             Authority Revenue (FSA Insured)....................... Aaa     AAA       07/01/23            5.500           2,980,241
  4,785   Maine Health & Higher Educational Facilities
            Authority Revenue (Pre-refunded with
            U.S. Government Securities to 07/01/12 @100)
            (FSA Insured).......................................... Aaa     AAA       07/01/23            5.500           4,610,252
  1,500   Maine Health & Higher Educational Facilities
           Authority Revenue (Pre-refunded with U.S.
           Government Securities to 07/01/04 @ 102)
           (FSA Insured)........................................... Aaa     AAA       07/01/24            7.000           1,648,560
                                                                                                                        -----------
                                                                                                                          9,239,053
                                                                                                                        -----------
MASSACHUSETTS--2.29%
 10,000   Massachusetts State Health & Educational Facility
           Brigham & Woman's Hospital (MBIA Insured)................Aaa     AAA       07/01/24            6.750          10,369,200
                                                                                                                        -----------
MICHIGAN--1.55%
  7,020   Michigan State Housing Finance Authority
            (AMBAC Insured)........................................ Aaa     AAA       04/01/23            5.900           7,020,000
                                                                                                                        -----------

INSURED MUNICIPAL INCOME FUND INC.


Principal
 Amount                                                            Moody's   S&P     Maturity          Interest
  (000)                                                            Rating   Rating    Dates              Rates         Value
---------                                                          ------   ------   -------            --------       -----
LONG-TERM MUNICIPAL BONDS--(CONTINUED)

NEVADA--5.71%
$ 7,750   Clark County Airport-McCarran International Airport
            (AMBAC Insured)........................................ Aaa     AAA       07/01/22            6.000%        $ 8,092,240
  4,000   Clark County General Obligation Bonds
            (AMBAC Insured).........................................Aaa     AAA       06/01/16            6.000           4,096,600
  2,000   Clark County Sanitation District (FGIC Insured)...........Aaa     AAA       07/01/11            5.700           2,049,060
 11,500   Washoe County Gas and Water Sierra Power
            (MBIA Insured)......................................... Aaa     AAA       06/01/23            5.900          11,608,100
                                                                                                                        -----------
                                                                                                                         25,846,000
                                                                                                                        -----------
NEW HAMPSHIRE--1.31%
  5,000   New Hampshire Higher Education & Health Authority--
             Lakes Region Hospital (FGIC Insured).................. Aaa     AAA       01/01/17            5.500           4,925,650
  1,000   New Hampshire Higher Education & Health Authority--
             University of New Hampshire (MBIA Insured)............ Aaa     AAA       07/01/24            5.750           1,000,390
                                                                                                                        -----------
                                                                                                                          5,926,040
                                                                                                                        -----------
NEW JERSEY--1.17%
  5,000   Salem County Industrial Pollution Control Refunding
             Public Service Electric and Gas Series D
            (MBIA Insured)......................................... Aaa     AAA       10/01/29            6.550           5,306,600
                                                                                                                        -----------
NEW MEXICO--3.12%
  8,850   Gallup Pollution Control Revenue Plains Electric
             (MBIA Insured)........................................ Aaa     AAA       08/15/17            6.650           9,166,034
  4,700   Santa Fe Water Revenue (AMBAC Insured)................... Aaa     AAA       06/01/24            6.300           4,966,772
                                                                                                                        -----------
                                                                                                                         14,132,806
                                                                                                                        -----------
NEW YORK--1.16%
  2,115   New York Series J (MBIA Insured)......................... Aaa     AAA       08/01/13            5.375           2,141,438
  1,250   New York State Thruway Authority Highway & Bridge
             Trust Fund Series C (FGIC Insured).................... Aaa     AAA       04/01/10            5.250           1,283,888
  2,000   Long Island Power Authority New York Electric Systems
             Revenue General Series A (FSA Insured).................Aaa     AAA       12/01/22            5.125           1,844,300
                                                                                                                        -----------
                                                                                                                         5,269,626
                                                                                                                        -----------
OHIO--0.73%
  3,000   Cleveland Public Power Systems Revenue--
             First Mortgage Series A (MBIA Insured)................ Aaa     AAA       11/15/24            7.000           3,322,200
                                                                                                                        -----------
PENNSYLVANIA--10.89%
 16,435   Pennsylvania Intergovernmental Cooperative Authority
            (MBIA Insured)......................................... Aaa     AAA   6/15/15 to 06/15/23  5.600 to 5.625    16,885,949
  2,675   Pennsylvania Intergovernmental Cooperative Authority
             Philadelphia Funding Program (FGIC Insured)........... Aaa     AAA       06/15/14            7.000           2,941,537
  6,130   North Wales Water Authority (FGIC Insured)............... Aaa     AAA       11/01/16            5.500           6,033,330
  2,000   Philadelphia Pennsylvania (FSA Insured).................. Aaa     AAA   3/15/13 to 03/15/14     5.250           1,990,450

                                                                              7

INSURED MUNICIPAL INCOME FUND INC.


Principal
 Amount                                                            Moody's   S&P     Maturity          Interest
  (000)                                                            Rating   Rating    Dates              Rates         Value
---------                                                          ------   ------   -------            --------       -----
LONG-TERM MUNICIPAL BONDS--(CONTINUED)


PENNSYLVANIA--(CONCLUDED)
$ 3,750   Philadelphia Pennsylvania School District Series A
             (MBIA Insured)........................................ Aaa     AAA       04/01/16            5.250%        $ 3,664,500
 10,530   Philadelphia Water & Waste Water Revenue
             (FSA Insured) ........................................ Aaa     AAA       06/15/15            5.500          10,546,321
  6,970   Philadelphia Water & Waste Water Revenue
             (Pre-refunded with U.S. Government Securities to
             06/15/03 @102) (FSA Insured).......................... Aaa     AAA       06/15/15            5.500           7,259,952
                                                                                                                        -----------
                                                                                                                         49,322,039
                                                                                                                        -----------
RHODE ISLAND--6.97%
 14,000   Rhode Island Convention Center Authority
            (AMBAC Insured)........................................ Aaa     AAA       05/15/27            5.750          13,919,640
 10,000   Rhode Island Depositors Economic Protection
             Corporation (FSA Insured)                              Aaa     AAA       08/01/14            5.750          10,516,900
 7,000    Rhode Island Depositors Economic Protection
             Corporation (Pre-refunded with U.S.
          Government Securities to 02/01/11 @ 100)
            (MBIA Insured)......................................... Aaa     AAA       08/01/21            5.250           7,122,500
                                                                                                                        -----------
                                                                                                                         31,559,040
                                                                                                                        -----------
SOUTH CAROLINA--2.33%
  8,000   South Carolina Public Services Authority
            (MBIA Insured)......................................... Aaa     AAA0 07/01/21 to 07/01/31  5.500 to 6.000     7,896,890
  2,625   Charleston County Hospital Facilities Authority--
             Bon Secours Health System (FSA Insured)............... Aaa     AAA       08/15/25            5.625           2,645,396
                                                                                                                        -----------
                                                                                                                         10,542,286
                                                                                                                         ----------
TENNESSEE--1.11%
  5,000   Sullivan County Health Education and Housing
             Facilities Board--Holston Valley Health
            (MBIA Insured)......................................... Aaa     AAA       02/15/20            5.750           5,005,350
                                                                                                                        -----------
TEXAS--14.43%
  7,000   Austin Utilities System (AMBAC Insured).................. Aaa     AAA       11/15/16            5.750           7,035,560
  7,945   Bexar Metropolitan Water District
             Waterworks Systems Revenue (MBIA Insured)............. Aaa     AAA       05/01/22            5.875           8,024,371
  5,730   Bexar Metropolitan Water District
             Waterworks Systems Revenue (Pre-refunded with
             U.S. Government Securities to 05/01/05 @102)
             (MBIA Insured)........................................ NR      AAA       05/01/22            5.875           6,112,076
  8,720   Colorado River Texas Municipal Water District
             Revenue (AMBAC Insured)............................... Aaa     AAA       01/01/21            5.150           8,033,300

INSURED MUNICIPAL INCOME FUND INC.


Principal
 Amount                                                            Moody's   S&P     Maturity          Interest
  (000)                                                            Rating   Rating    Dates              Rates         Value
---------                                                          ------   ------   -------            --------       -----
LONG-TERM MUNICIPAL BONDS--(CONTINUED)


TEXAS--(CONCLUDED)
$ 7,000   Houston Water and Sewer Systems Revenue
             Junior Lien Series C (FGIC Insured)................... Aaa     AAA       12/01/22            5.250%        $ 6,588,960
  3,620   Lower Colorado River Authority Texas Revenue
             Refunding............................................. Aaa     AAA       05/15/13            6.000           3,834,087
 10,000   Lubbock Health Facilities--Methodist Hospital
            (AMBAC Insured)........................................ Aaa     AAA       12/01/22            5.900          10,582,200
  9,005   Matagorda County Navigation District 1 Revenue--
           Houston Light & Power (AMBAC Insured)....................Aaa     AAA       03/01/27            6.700           9,385,101
  4,955   San Antonio Water Revenue (MBIA Insured)................. Aaa     AAA       05/15/16            6.000           5,007,517
    720   San Antonio Water Revenue
            (Pre-refunded with U.S. Government Securities
             to 05/15/11 @100) (MBIA Insured)...................... Aaa     AAA       05/15/16            6.000            765,828
                                                                                                                        -----------
                                                                                                                        65,369,000
                                                                                                                        -----------
WASHINGTON--2.09%
  4,000   Washington State Health Care Facilities--
             Tacoma Hospital (FGIC Insured).........................Aaa     AAA       08/15/22             5.750          4,163,160
  5,000   Metropolitan Seattle Sewer (MBIA Insured)................ Aaa     AAA       01/01/33             6.300          5,276,600
                                                                                                                        -----------
                                                                                                                          9,439,760
                                                                                                                        -----------
WEST VIRGINIA--2.71%
  2,245   West Virginia State Water Development Authority
            (FSA Insured).......................................... Aaa     AAA       11/01/29            5.750           2,235,436
10,000   Marshall County Pollution Authority Ohio Power
            (MBIA Insured)......................................... Aaa     AAA       04/01/22            5.900          10,056,400
                                                                                                                        -----------
                                                                                                                         12,291,836
                                                                                                                        -----------
WISCONSIN--1.06%
  1,500   Wisconsin Health & Educational Facilities--
             Bellin Memorial Hospital (AMBAC Insured).............. Aaa     AAA       02/15/19            5.500           1,456,035
  3,500    Wisconsin State Health & Educational Facilities--
             Hospital Sisters Health System (MBIA Insured)......... Aaa     AAA       06/01/18            5.375           3,351,530
                                                                                                                        -----------
                                                                                                                          4,807,565
                                                                                                                        -----------
Total Long-Term Municipal Bonds (cost--$425,899,870) ..............                                                     439,947,179
                                                                                                                        -----------

SHORT-TERM MUNICIPAL NOTES--1.40%


ALASKA--0.02%
   100    Valdez Alaska Marine Term Revenue
             Refunding--Exxon Pipeline Company Project C .......... VMIG-1  A1+      10/02/00             5.500*            100,000
                                                                                                                        -----------

INSURED MUNICIPAL INCOME FUND INC.


Principal
 Amount                                                            Moody's   S&P     Maturity          Interest
  (000)                                                            Rating   Rating    Dates              Rates         Value
---------                                                          ------   ------   -------            --------       -----
SHORT-TERM MUNICIPAL NOTES--(CONTINUED)


GEORGIA--0.27%
$   500   Burke County Georgia Development Authority Pollution
             Control Revenue--Georgia Power Company.................VMIG-1  A1        10/02/00            5.600%*        $  500,000
    700   Hapeville Georgia Development Authority Industrial
             Development Revenue--Hapeville Hotel Limited........... P1      NR       10/02/00            5.550*            700,000
                                                                                                                        -----------
                                                                                                                          1,200,000
                                                                                                                        -----------
ILLINOIS--0.24%
    800   Chicago--O'Hare International Airport Revenue--
             American Airline Series B............................. P1       NR       10/02/00            5.600*            800,000
    300   Joliet Regional Port District Marine Terminal
             Refunding--Exxon Project.............................. P1       A1+      10/02/00            5.500*            300,000
                                                                                                                        -----------
                                                                                                                          1,100,000
                                                                                                                        -----------
MASSACHUSETTS--0.02%
    100   Massachusetts Health and Education Facilities Authority
             Revenue (MBIA Insured)................................ VMIG-1   A1+       10/02/00           5.550*            100,000
                                                                                                                        -----------
NEW JERSEY--0.63%
  2,540   New Jersey Economic Development Authority Revenue
             Refunding--Avalon Hotel Associates.................... NR       A1       10/02/00            5.250*          2,540,000
    300   New Jersey Economic Development Authority Revenue
             Refunding--El Dorado Terminals Series A............... P1       NR       10/02/00            5.600*            300,000
                                                                                                                        -----------
                                                                                                                          2,840,000
                                                                                                                        -----------
 NEW YORK--0.04%
    100   New York Series A-8...................................... VMIG-1   A1+      10/02/00            5.550*            100,000
    100   New York City Municipal Water Finance Authority.......... VMIG-1   A1+      10/02/00            5.550*            100,000
                                                                                                                         ----------
                                                                                                                            200,000
                                                                                                                         ----------
TEXAS--0.04%
    100  Guadalupe-Blanco River Authority
           Pollution Control Revenue............................... VMIG-1   A1+      10/02/00            5.550*            100,000
    100  Harris County Texas Health Facilities Development
           Corporation Revenue--Young Mens Christian Association.... VMIG-1   NR       10/02/00           5.600*            100,000
                                                                                                                         ----------
                                                                                                                            200,000
                                                                                                                         ==========

INSURED MUNICIPAL INCOME FUND INC.


Principal
 Amount                                                            Moody's   S&P     Maturity          Interest
  (000)                                                            Rating   Rating    Dates              Rates         Value
---------                                                          ------   ------   -------            --------       -----
SHORT-TERM MUNICIPAL NOTES--(CONCLUDED)
Wisconsin--0.14%
$  300    La Crosse Wisconsin Pollution Control Revenue--
             Refunding Dairyland Power Cooperative A
             (AMBAC Insured)........................................VMIG-1   A1+      10/02/00            5.550%*        $  300,000
   300    La Crosse Wisconsin Pollution Control Revenue--
             Refunding Dairyland Power Cooperative C
            (AMBAC Insured)........................................ VMIG-1   A1+      10/02/00            5.550*            300,000
                                                                                                                        -----------
                                                                                                                            600,000
                                                                                                                        -----------
Total Short-Term Municipal Notes (cost--$6,340,000)................                                                       6,340,000
                                                                                                                        -----------
Total Investments (cost--$432,239,870)--98.54%.....................                                                     446,287,179
Other assets in excess of liabilities--1.46%.......................                                                       6,621,235
                                                                                                                        -----------
Net Assets--100.00%.................................................                                                   $452,908,414
                                                                                                                       ============

--------
* Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates; the interest rates shown are the current rates as of September 30, 2000.
   NR--Not Rated.
 AMBAC--American Municipal Bond Assurance Corporation.
  CGIC--Capital Guaranty Insurance Company.
  FGIC--Financial Guaranty Insurance Company.
  FSA --Financial Security Assurance Incorporated.
  MBIA--Municipal Bond Investors Assurance.



                 See accompanying notes to financial statements

INSURED MUNICIPAL INCOME FUND INC.                            SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES               SEPTEMBER 30, 2000 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost--$432,239,870) .........................................   $ 446,287,179
Cash .............................................................................................          34,392
Interest receivable ..............................................................................       7,436,189
Other assets .....................................................................................           3,978
                                                                                                     -------------
Total assets .....................................................................................     453,761,738
                                                                                                     -------------
LIABILITIES:
Dividends payable to preferred shareholders ......................................................         289,035
Payable to investment adviser and administrator ..................................................         290,293
Accrued expenses and other liabilities ...........................................................         273,996
                                                                                                     -------------
Total liabilities ................................................................................         853,324
                                                                                                     -------------
NET ASSETS:
Auction Preferred Shares Series A, B, C & D--3,000 non-participating shares authorized,
   issued and outstanding; $0.001 par value; $50,000 liquidation value per share .................     150,000,000
                                                                                                     -------------
Common Stock--$0.001 par value; total authorized shares--199,997,000;
   20,628,363 shares issued and outstanding ......................................................     302,699,678
Undistributed net investment income ..............................................................         586,399
Accumulated net realized loss from investment transactions .......................................     (14,424,972)
Net unrealized appreciation of investments .......................................................      14,047,309
                                                                                                     --------------
Net assets applicable to common shareholders .....................................................     302,908,414
                                                                                                     -------------
Total net assets .................................................................................   $ 452,908,414
                                                                                                     ==============
Net asset value per common share ($302,908,414 applicable to 20,628,363 common shares outstanding)          $14.68
                                                                                                            ======

                 See accompanying notes to financial statements
12

INSURED MUNICIPAL INCOME FUND INC.





STATEMENT OF OPERATIONS

                                                                   FOR THE SIX
                                                                   MONTHS ENDED
                                                                SEPTEMBER 30, 2000
                                                                    (UNAUDITED)
                                                                ------------------
INVESTMENT INCOME:
Interest ........................................................   $ 12,930,554
                                                                    ------------
EXPENSES:
Investment advisory and administration ..........................      2,031,245
Auction Preferred Shares expenses ...............................        175,633
Custody and accounting ..........................................        110,426
Professional fees ...............................................         49,398
Reports and notices to shareholders .............................         31,653
Transfer agency and service fees ................................         17,013
Directors' fees .................................................          5,250
Other expenses ..................................................         11,373
                                                                    ------------
                                                                       2,431,991
Less: Fee waiver and reimbursement from adviser and administrator       (282,139)
                                                                    ------------
Net expenses ....................................................      2,149,852
                                                                    ------------
Net investment income ...........................................     10,780,702
                                                                    ------------

Realized and unrealized gains from investment activities:
Net realized gains from investment transactions .................        385,787
Net change in unrealized appreciation/depreciation of investments      3,118,265
                                                                    ------------
Net realized and unrealized gains from investment activities ....      3,504,052
                                                                    ------------
Net increase in net assets resulting from operations ............   $ 14,284,754
                                                                    ============

                 See accompanying notes to financial statements

INSURED MUNICIPAL INCOME FUND INC.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  FOR THE SIX
                                                                                  MONTHS ENDED        FOR THE YEAR
                                                                               SEPTEMBER 30, 2000         ENDED
                                                                                  (UNAUDITED)        MARCH 31, 2000
                                                                               ------------------    --------------
FROM OPERATIONS:
Net investment income .........................................................   $  10,780,702       $ 21,445,731
Net realized gains (losses) from investment transactions ......................         385,787            (22,336)
Net change in unrealized appreciation/depreciation of investments .............       3,118,265        (21,741,401)
                                                                                  -------------       ------------
Net increase (decrease) in net assets resulting from operations ...............      14,284,754           (318,006)
                                                                                  -------------       ------------
DIVIDENDS FROM:
Net investment income--common stockholders ....................................      (7,921,291)       (15,842,583)
Net investment income--preferred stockholders .................................      (3,331,096)        (5,324,084)
                                                                                   ------------       ------------
Total dividends to stockholders ...............................................     (11,252,387)       (21,166,667)
                                                                                   ------------       ------------
Net increase (decrease) in net assets .........................................       3,032,367        (21,484,673)

NET ASSETS:
Beginning of period ...........................................................     449,876,047        471,360,720
                                                                                   ------------       ------------
End of period (including undistributed net investment income of $586,399 and
$1,058,084, respectively) .....................................................    $452,908,414       $449,876,047
                                                                                   ============       ============

                 See accompanying notes to financial statements

INSURED MUNICIPAL INCOME FUND INC

STATEMENT OF CASH FLOWS

                                                                              FOR THE SIX
                                                                              MONTHS ENDED
                                                                           SEPTEMBER 30, 2000
                                                                              (UNAUDITED)
                                                                           ------------------
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
Interest received ........................................................   $ 12,925,623
Expenses paid (net of fee waivers) .......................................     (2,162,988)
Purchase of short-term portfolio investments, net ........................     (5,230,000)
Purchase of long-term portfolio investments ..............................    (12,594,749)
Sale of long-term portfolio investments ..................................     18,346,399
                                                                             ------------
Net cash flows provided by operating activities ..........................     11,284,285
                                                                             ------------


CASH FLOWS USED IN FINANCING ACTIVITIES:
Dividends paid from net investment income to common stockholders .........     (7,921,291)
Dividends paid from net investment income to preferred stockholders ......     (3,369,614)
                                                                             ------------
Net cash flows used in financing activities ..............................    (11,290,905)
                                                                             ------------


Net decrease in cash .....................................................         (6,620)
Cash at beginning of period ..............................................         41,012
                                                                             ------------
Cash at end of period ....................................................   $     34,392
                                                                             ============


RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
TO NET CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
Net increase in net assets resulting from operations .....................   $ 14,284,754
                                                                             ------------
Increase in investments, at value ........................................     (3,046,774)
Decrease in interest receivable ..........................................         59,441
Decrease in other assets .................................................              2
Decrease in payable to investment adviser and administrator ..............         (2,772)
Decrease in accrued expenses and other liabilities .......................        (10,366)
                                                                             ------------
Total adjustments ........................................................     (3,000,469)
                                                                             ------------
Net cash flows provided by operating activities ..........................   $ 11,284,285
                                                                             ============



                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Insured Municipal Income Fund Inc. (the "Fund") was incorporated in Maryland on February 18, 1993, and is registered with the Securities and Exchange Commission as a closed-end diversified management investment company.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

     VALUATION OF INVESTMENTS--The Fund calculates its net asset value based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), the investment adviser and administrator of the Fund. Mitchell Hutchins is a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), which is a wholly owned indirect subsidiary of UBS AG. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's board of directors (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.

     INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of securities.

     DIVIDENDS AND DISTRIBUTIONS--The Fund intends to pay monthly cash dividends to common stockholders at a level rate that over time will result in the distribution of all of the Fund's net investment income remaining after the payment of dividends on any outstanding preferred stock. Dividends and distributions to common stockholders are recorded on the ex-dividend date.
Dividends to preferred stockholders are accrued daily. Dividends from net investment income and distributions from realized capital gains from investment transactions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

     The Fund follows an investment policy of investing primarily in municipal obligations of various states. Economic changes affecting those states and certain of their public bodies and municipalities may affect the ability of the issuers within those states to pay interest on, or repay principal of, municipal obligations held by the Fund.

INVESTMENT ADVISER AND ADMINISTRATOR

     The Fund's board has approved an investment advisory and administration contract ("Advisory Contract") with Mitchell

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, Mitchell Hutchins receives compensation from the Fund, computed weekly and paid monthly, at the annual rate of 0.90% of the Fund's average weekly net assets. For the six months ended September 30, 2000, Mitchell Hutchins voluntarily waived $282,139 in investment advisory and administration fees from the Fund.

INVESTMENTS IN SECURITIES

     For federal income tax purposes, the cost of securities owned at September 30, 2000 was substantially the same as the cost of securities for financial statement purposes.

     At September 30, 2000, the components of the net unrealized appreciation of investments were as follows:

Gross appreciation (from investments having an excess of value over cost).....  $14,876,662
Gross depreciation (from investments having an excess of cost over value).....     (829,353)
                                                                                -----------
  Net unrealized appreciation  of  investments ...............................  $14,047,309
                                                                                ===========

     For the six months ended September 30, 2000, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $12,594,749 and $18,346,399, respectively.

FEDERAL TAX STATUS

     The Fund intends to distribute substantially all of its tax-exempt income and any taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

     At March 31, 2000, the Fund had a net capital loss carryforward of $14,774,575 which is available as a reduction, to the extent provided in the regulations, of future net realized capital gains and will expire by March 31, 2003. To the extent that such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

CAPITAL STOCK

     COMMON STOCK--There are 199,997,000 shares of $0.001 par value common stock authorized. Of the 20,628,363 common shares outstanding, 18,386 shares are owned by Mitchell Hutchins.

     AUCTION PREFERRED SHARES--The Fund has issued 800 shares of Auction Preferred Shares, Series A, 800 shares of Auction Preferred Shares, Series B, 800 shares of Auction Preferred Shares, Series C and 600 shares of Auction Preferred Shares, Series D, which are referred to herein collectively as the "APS." All shares of each series of APS have a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends upon liquidation.

     Dividends, which are cumulative, are generally reset every 364 days for APS Series A, 28 days for APS Series B, three months for APS Series C and 7 days for APS Series D. Dividend rates ranged from 3.700% to 6.000% for the six months ended September 30, 2000.

     The Fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of APS at liquidation value.

     The APS are entitled to one vote per share and, unless otherwise required by law, will vote with holders of common stock as a single class, except that the preferred shares will vote separately as a class on certain matters, as required by law. The holders of the preferred shares have the right to elect two directors of the Fund.

INSURED MUNICIPAL INCOME FUND INC.


FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each period is presented below:


                                                               FOR THE
                                                             SIX MONTHS
                                                                ENDED                    FOR THE YEARS ENDED MARCH 31,
                                                          SEPTEMBER 30, 2000 ----------------------------------------------------
                                                             (UNAUDITED)      2000          1999        1998     1997      1996
                                                             -----------      ----         -----        ----    -----     -----
Net asset value, beginning of period ........................ $  14.54      $  15.58     $  15.40   $  14.10   $  14.11   $ 13.42
                                                              --------      --------     --------   --------   --------   -------

Net investment income .......................................     0.52          1.04         1.02       1.03       1.05      1.06
Net realized and unrealized gains (losses) from investments .     0.16         (1.05)        0.18       1.30      (0.03)     0.67
                                                              --------      --------     --------   --------   --------   -------

Net increase (decrease) from investment operations ..........     0.68         (0.01)        1.20       2.33       1.02      1.73
                                                              --------      --------     --------   --------   --------   --------
Dividends:
   From net investment income--common stockholders ...........   (0.38)        (0.77)       (0.77)     (0.77)     (0.77)    (0.76)
   From net investment income--preferred stockholders ........   (0.16)        (0.26)       (0.25)     (0.26)     (0.26)    (0.28)
                                                              --------      --------     --------   --------   --------   -------
Total dividends to stockholders .............................    (0.54)        (1.03)       (1.02)     (1.03)     (1.03)    (1.04)
                                                              --------      --------     --------   --------   --------   -------

Net asset value, end of period ..............................  $ 14.68      $  14.54     $  15.58   $  15.40   $  14.10   $  14.11
                                                               =======      ========     ========   ========   ========   ========

Per share market value, end of period .......................  $ 12.50      $  12.00     $  14.25   $  13.56   $  12.00   $  12.13
                                                               =======      ========     ========   ========   ========   ========

Total investment return(1) ..................................     7.47%       (10.49)       10.96%     19.70%      5.45%     16.13%
                                                               =======      ========     ========   ========   ========   =========

Ratios to average net assets attributable to common shares:
   Total expenses net of waivers from adviser ...............     1.43%*       1.44%         1.46%      1.49%      1.38%      1.33%
   Total expenses before waivers from adviser ...............     1.62%*       1.63%         1.65%      1.74%      1.76%      1.65%
   Net investment income before preferred stock dividends ...     7.16%*       7.05%         6.58%      6.84%      7.37%      7.45%
   Preferred stock dividends ................................     2.21%*       1.75%         1.60%      1.75%      1.81%      1.97%
   Net investment income available to common stockholders ...     4.95%*       5.30%         4.98%      5.09%      5.56%      5.48%

Supplemental data:
   Net assets, end of period (000's) ........................  $452,908    $449,876      $471,361   $467,761   $440,758   $441,040
   Portfolio turnover rate ..................................         3%          8%            5%         6%         0%         4%
   Asset coverage per share of preferred stock, end of
    period...................................................  $150,969    $149,959      $157,120   $155,920   $146,919   $147,013

---------------
* Annualized

(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported and assuming reinvestment of dividends and other distributions to common stockholders at prices obtained under the Fund's Dividend Reinvestment Plan. Total investment return for the period of less than one year has not been annualized. Total investment return does not reflect brokerage commissions.

INSURED MUNICIPAL INCOME FUND INC.


GENERAL INFORMATION (UNAUDITED)

THE FUND

     Insured Municipal Income Fund Inc. (the "Fund") is a diversified closed-end management investment company whose shares trade on the New YorkStock Exchange (NYSE").The Fund's investment objective is to achieve a high level of current income that is exempt from federal income tax, consistent with the preservation of capital. The Fund's investment adviser and administrator is Mitchell Hutchins Asset Management Inc., a wholly owned asset management subsidiary of PaineWebber Incorporated, which has over $68 billion in assets under management as of October 31, 2000.

SHAREHOLDER INFORMATION

     The Fund's NYSE trading symbol is "PIF." Weekly comparative net asset value and market price information about the Fund is published each Monday in THE WALL STREET JOURNAL, each Sunday in THE NEW YORK TIMES and each week in BARRON'S, as well as in numerous other newspapers.

     An annual meeting of shareholders of the Fund was held on July 20, 2000. At the meeting Margo N. Alexander, Richard Q. Armstrong, E. Garrett Bewkes, Jr., Richard R. Burt, Mary C. Farrell, Meyer Feldberg, George W. Gowen, Frederic V. Malek, and Carl W. Schafer and Brian M. Storms were elected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and qualified; and Ernst & Young, LLP was ratified as independent auditors for the Fund for the fiscal year ended March 31, 2001. Such shares represent 96.79% of the outstanding shares of common stock of the Fund entitled to vote at this meeting, including a quorum of the Fund's APS with respect to the election of the two directors to be elected by the APS, and constitute a quorum for the conduct of business at this meeting. The following shares were voted for the proposal indicated below:

ALL SHARES VOTING AS A SINGLE CLASS:


PROPOSAL 1
-----------

                                         Shares Voted For as
To Vote for or Against         Shares       a % of Total       Shares Withhold
the Election of:              Voted for     Shares Voted          Authority
                             ---------   ------------------    ---------------
Richard Q. Armstrong ......  19,548,598         97.90%             419,476
E. Garrett Bewkes, Jr. ....  19,514,865         97.73              453,207
Richard R. Burt ...........  19,553,246         97.92              414,828
Mary C. Farrell ...........  19,529,343         97.82              435,876
George W. Gowen ...........  19,532,197         97.78              443,610
Frederick V. Malek ........  19,542,994         97.87              425,079
Carl W. Schafer ...........  19,552,120         97.92              415,952
Brian M. Storms ...........  19,554,024         97.93              414,049

INSURED MUNICIPAL INCOME FUND INC.


GENERAL INFORMATION (CONCLUDED)

PROPOSAL 2
-----------

                                                Shares Voted For as
                                 Shares            a % of Total              Shares Voted           Shares
                                Voted for          Shares Voted                 Against             Abstain
                              -----------       --------------------        -------------        ------------

Ratification of the selection
of Ernst & Young LLP as
the independent auditors of
Insured Municipal Income
Fund Inc. for the fiscal year
ending March 31, 2001          19,810,991              99.23%                    71,654            82,572

AUCTION PREFERRED SHARES:

PROPOSAL 3
----------

                                                                 Shares Voted For as
To vote for or against                         Shares               a % of Total           Shares Withhold
the election of:                              Voted for             Shares Voted              Authority
                                             ----------          -------------------       ----------------
Margo N. Alexander ......................       2,855                  100.00%                   --
Meyer Feldberg ..........................       2,814                   98.56                    41



DISTRIBUTION POLICY

     The Fund's Board of Directors has established a Dividend Reinvestment Plan (the "Plan") under which all common stockholders whose shares are registered in their own names, or in the name of PaineWebber Incorporated or its nominee, have all dividends and other distributions on their shares of common stock automatically reinvested in additional shares of common stock, unless such common stockholders elect to receive cash.Common stockholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan.The ability of such stockholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee. A stockholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and stockholders who have previously terminated participation in the Plan may rejoin at any time.

     Changes in elections must be made in writing to the Fund's transfer agent and should include the stockholder's name and address as they appear on that share certificate or in the transfer agent's records. An election to terminate participation in the Plan, until such election is changed, will be deemed an election by a stockholder to take all subsequent distributions in cash. An election will be effective only for distributions declared and having a record date at least ten days after the date on which the election is received. Additional shares of common stock acquired under the Plan will be purchased in the open market, on the NYSE, at prices that may be higher or lower than the net asset value per share of the common stock at the time of the purchase. The number of shares of common stock purchased with each dividend will be equal to the result obtained by dividing the amount of the dividend payable to a particular stockholder by the average price per share (including applicable brokerage commissions) that the transfer agent was able to obtain in the open market. The Fund will not issue any new shares of common stock in connection with the Plan. There is no charge to participants for reinvesting dividends or other distributions. The transfer agent's fees for handling the reinvestment of distributions will be paid by the Fund. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the transfer agent's open market purchases of common stock in connection with the reinvestment of distributions. The automatic reinvestment of dividends and other distributions in shares of common stock does not relieve participants of any income tax that may be payable on such distributions. See "Tax Information."

     Additional information regarding the Plan may be obtained from, and all correspondence concerning the Plan should be directed to, the transfer agent at PNCBank, National Association, c/o PFPC Inc., P.O. Box 8030, Boston, MA 02266-8030.

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                                                                             21

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22

------------------------------------------------------------------------------
DIRECTORS
E. Garrett Bewkes, Jr.          Meyer Feldberg
Chairman                        George W. Gowen
Margo N. Alexander              Frederic V. Malek
Richard Q. Armstrong            Carl W. Schafer
Richard R. Burt                 Brian M. Storms

PRINCIPAL OFFICERS
Brian M. Storms                 Paul H. Schubert
President                       Vice President and Treasurer
Amy R. Doberman                 Elbridge T. Gerry, III
Vice President                  Vice President
Dianne E. O'Donnell
Vice President and Secretary

INVESTMENT ADVISER AND
ADMINISTRATOR

MITCHELL HUTCHINS ASSET MANAGEMENT INC.
51 WEST 52ND STREET
NEW YORK, NEW YORK 10019-6114






THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON. NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(C) OF THE INVESTMENT COMPANY ACT OF 1940 THAT FROM TIME TO TIME THE FUND MAY PURCHASE SHARES OF ITS COMMON STOCK IN THE OPEN MARKET AT MARKET PRICES.

THIS REPORT IS SENT TO THE SHAREHOLDERS OF THE FUND FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR THE USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

                                           ---------------------------------
                                           INSURED
                                           MUNICIPAL
                                           INCOME FUND
                                           INC.



                                            S E M I A N N U A L   R E P O R T





                                           SEPTEMBER 30, 2000

           PAINEWEBBER
       (c) PaineWebber Incorporated
           All rights reserved.